UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     /s/ Chris Kaster     Boston, MA     February 08, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $322,654 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      124   100000 SH       SOLE                    65000    35000        0
BCE INC                        COM NEW          05534B760     9196   333055 SH       SOLE                   333055        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2582   100000 SH       SOLE                    70000    30000        0
CHESAPEAKE ENERGY CORP         COM              165167107     2588   100000 SH       SOLE                   100000        0        0
CIT GROUP INC                  COM NEW          125581801    17922   649118 SH       SOLE                   540396   108722        0
COMCAST CORP NEW               CL A             20030N101    31107  1845000 SH       SOLE                  1601750   243250        0
ELAN PLC                       ADR              284131208     5039   772900 SH  PUT  SOLE                   772900        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    45000  4500000 SH  CALL SOLE                  3375000  1125000        0
LEAP WIRELESS INTL INC         COM NEW          521863308    11460   653000 SH  PUT  SOLE                   653000        0        0
LEAR CORP                      COM NEW          521865204     7400   109408 SH       SOLE                    78365    31043        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     5858  6000000 PRN      SOLE                  4200000  1800000        0
LORAL SPACE & COMMUNICATNS I   COM              543881106    16669   527327 SH       SOLE                   468666    58661        0
METROPCS COMMUNICATIONS INC    COM              591708102    26046  3413600 SH  PUT  SOLE                  3413600        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     3070   250000 SH       SOLE                   250000        0        0
QUANTUM CORP                   COM DSSG         747906204    21349  7286184 SH       SOLE                  7286184        0        0
RANGE RES CORP                 COM              75281A109     9970   200000 SH       SOLE                   200000        0        0
SAFEWAY INC                    COM NEW          786514208    13283   623895 SH       SOLE                   623895        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1440  1845958 SH       SOLE                  1200883   645075        0
SPRINT NEXTEL CORP             COM SER 1        852061100    12810  3500000 SH       SOLE                  2000000  1500000        0
STARWOOD PPTY TR INC           COM              85571B105    13223   700000 SH       SOLE                        0   700000        0
TESORO CORP                    COM              881609101    20542  1516000 SH  CALL SOLE                  1516000        0        0
WHIRLPOOL CORP                 COM              963320106    45976   570000 SH  PUT  SOLE                   570000        0        0